                                    485B POS
                            Post-Effective Amendment

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     *File No. 333-46922

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No.2                                    [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     File No. 811-10155

     Amendment No. 2                                                  [X]

                        (Check appropriate box or boxes.)

                   AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64141-6200
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

        David C. Tucker, Esq., 4500 Main Street, Kansas City, MO 64141-6200
       _________________________________________________________________
                     (Name and Address of Agent for Service)

            Approximate Date of Proposed Public Offering:  May 1, 2002

         It is proposed that this filing will become effective (check appropriate box)

         [ ] immediately upon filing pursuant to paragraph (b)
         [X] on May 1, 2002 pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] on (date) pursuant to paragraph (a)(1)
         [ ] 75 days after filing pursuant to paragraph (a)(2)
         [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[front cover]

Your
American Century
prospectus

May 1, 2002

VP Prime Money Market Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century Investment Services, Inc.

[american century logo and text logo (reg. sm)]

[right margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the margin.

[graphic of triangle]

This symbol highlights special information and helpful tips.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

VP Prime Money Market seeks to earn the highest level of current income while preserving the value of your investment.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests most of its assets in high-quality, very short-term DEBT
SECURITIES issued by corporations, banks and governments.

The interest paid by the high-quality debt securities in which the fund invests is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

Investments in debt securities also involve interest rate risk. However, the fund's investments in very short-term debt securities are designed to minimize this risk.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  more concerned with preservation of capital than long-term investment performance

*  more seeking some current income

*  more seeking diversification by investing in a fixed-income mutual fund

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  more investing for long-term growth

*  more looking for the added security of FDIC insurance

Fund Performance History

As a new fund, the fund's performance history is not available as of the date of this Prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns.

[left margin]

DEBT SECURITIES include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities.

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An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in
it.

[graphic of triangle]

For current performance information, please call us at 1-800-345-6488 or visit us at www.americancentury.com.

2

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

VP Prime Money Market seeks to earn the highest level of current income while preserving the value of your investment.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund buys HIGH-QUALITY, very short-term debt securities. These securities are short-term obligations of banks, governments and corporations that are payable in U.S. dollars.

For more information about the fund's credit quality standards and about credit risk, please see Basics of Fixed-Income Investing beginning on page 4.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Because high-quality, very short-term debt securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than the yield on funds that invest in longer-term or lower-quality securities.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

[right margin]

A HIGH-QUALITY debt security is one that has been determined to be in the top two credit quality categories. This can be established in a number of ways. For example, independent rating agencies may rate the security in their higher rating categories. The fund's advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. Details of the fund's credit quality standards are described in the Statement of Additional
Information.

3

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and  U. S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                             Amount of             Percent of       Remaining          Weighted
                             Security Owned        Portfolio        Maturity           Maturity
---------------------------------------------------------------------------------------------------------
Debt Security A              $100,000              25%              4 years            1 year
---------------------------------------------------------------------------------------------------------
Debt Security B              $300,000              75%              12 years           9 years
---------------------------------------------------------------------------------------------------------
Weighted Average Maturity                                                             10 years

[left margin]

[graphic of triangle]

The longer a fund's weighted average maturity, the more sensitive it is to interest rate changes.

WEIGHTED AVERAGE MATURITY is a tool the fund managers use to approximate the remaining term to maturity of a fund's investment portfolio.

4

TYPES OF RISK

The basic types of risk the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity      Current Price       Price After 1% Increase     Change in Price
------------------------------------------------------------------------------------------------------
1 year                  $100.00             $99.06                      -0.94%
------------------------------------------------------------------------------------------------------
3 years                 $100.00             $97.38                      -2.62%
------------------------------------------------------------------------------------------------------
10 years                $100.00             $93.20                      -6.80%
------------------------------------------------------------------------------------------------------
30 years                $100.00             $88.69                      -11.31%

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so investors often purchase debt securities that aren't the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The fund engages in a variety of investment techniques as it pursues its investment objective. Each technique has its own characteristics, and may pose some level of risk to the fund. To learn more about these techniques, you should review the Statement of Additional Information before making an investment.

[right margin]

[graphic of triangle]

Credit quality may be lower when the issuer has any of the following

* a high debt level

* a short operating history

* a senior level of debt

* a difficult, competitive environment

* a less stable cash flow

5

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of the fund. The amount of the management fee for a fund is determined monthly using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages. The management fee is paid monthly in arrears.

The fund was not in operation for the full fiscal year ended December 31, 2001.
The fund will pay the advisor a unified management fee calculated by adding the appropriate Investment Category and Complex Fees from the schedules below:

Investment Category Fee Schedule for VP Prime Money Market
--------------------------------------------------------------------------------
Category Assets       Fee Rate
--------------------------------------------------------------------------------
First $1 billion      0.3700%
Next $1 billion       0.3270%
Next $3 billion       0.2860%
Next $5 billion       0.2690%
Next $15 billion      0.2580%
Next $25 billion      0.2575%
Thereafter            0.2570%

6

The Complex Fee is determined according to the schedules below.

Complex Fee Schedule
--------------------------------------------------------------------------------
Complex Assets       Fee Rate
-------------------------------------------------------------------------------
First $2.5 billion   0.3100%
Next $7.5 billion    0.3000%
Next $15.0 billion   0.2985%
Next $25.0 billion   0.2970%
Next $50.0 billion   0.2960%
Next $100.0 billion  0.2950%
Next $100.0 billion  0.2940%
Next $200.0 billion  0.2930%
Next $250.0 billion  0.2920%
Next $500.0 billion  0.2910%
Thereafter           0.2900%

The Statement of Additional Information contains detailed information about thecalculation of the management fee. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio manager who leads the team is identified below:

DENISE TABACCO

Ms. Tabacco, Vice President and Portfolio Manager, has been a member of the team that manages VP Prime Money Market since its inception. She joined American
Century in 1988, becoming a member of its portfolio department in 1991. She has a bachelor's degree in accounting from San Diego State University and an MBA in finance from Golden Gate University.

FUND PERFORMANCE

VP Prime Money Market has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

[right margin]

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

7

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

We also reserve the right to delay delivery of redemption proceeds up to seven days.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

SHARE PRICE

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

The fund's portfolio securities are valued at amortized cost. This means the securities are initially valued at their cost when purchased.  After the initial purchase, the difference between the purchase price and the known value at maturity will be reduced at a constant rate until maturity. This valuation will be used regardless of the impact of interest rates on the market value of the security. The Board has adopted procedures to ensure that this type of pricing is fair to the fund's investors.

We will price your purchase, exchange or redemption at the NAV next determined after the insurance company separate account receives your transaction request in good order.

8

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund. The fund's dividends are declared and available for redemption daily. The fund does not expect to have CAPITAL
GAINS. If it does, it will distribute them to shareholders when realized.

You will begin to participate in fund distributions on the day your instructions to purchase are received if you

*  notify us of your purchase prior to 11 a.m. Central time AND

*  pay for your purchase by bank wire transfer prior to 3 p.m. Central time on the same day.

Also, we will wire your redemption proceeds to you by the end of the business day if you request your redemption before 11 a.m. Central time.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

[right margin]

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

9

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the fund's Annual Report, which is available upon request.

10

VP PRIME--FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR ENDED DECEMBER 31, 2001

Per-Share Data

                                                              2001
--------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $1.00

Income From Investment Operations
  Net Investment Income                                       0.03

Distributions
  From Net Investment Income                                 (0.03)

Net Asset Value, End of Period                               $1.00

  Total Return(1)                                             3.45%
Ratios/Supplemental Data
                                                              2001
--------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets            0.00%(2)
Ratio of Net Investment Income to Average Net Assets         3.45%(2)
Net Assets, End of Period (in thousands)                        $100

(1)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

(2)  ACIM voluntarily waived the management fee of the fund through December 31,
 2001. Had the fees not been waived, the annualized ratio of operating expenses to average net assets would have been 0.59% and the annualized ratio of net investment income to average net assets would have been 2.86%.

11

NOTES

12

NOTES

13

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person        SEC Public Reference Room
                 Washington, D.C.
                 Call 202-942-8090 for location and hours.

On the Internet  * EDGAR database at www.sec.gov
                 * By email request at publicinfo@sec.gov

By mail          SEC Public Reference Section
                 Washington, D.C. 20549-0102

Investment Company Act File No. 811-10155

[american century logo and text logo (reg. sm)]

American Century Investments
P.O. Box 419385
Kansas City, Missouri 64141-6385
1-800-345-6488 or 816-531-5575

www.americancentury.com

0205
SH-PRS-28997

[front cover]

American Century
statement of
additional information

MAY 1, 2002

American Century Variable Portfolios II, Inc.

VP Prime Money Market Fund

This Statement of Additional Information adds to the discussion in the fund's
Prospectus, dated May 1, 2002, but is not a prospectus. The Statement of
Additional Information should be read in conjunction with the fund's current
Prospectus. If you would like a copy of the Prospectus, please contact the insurance company from which you purchased the fund or contact us at one of the addresses or telephone numbers listed on the back cover.

This Statement of Additional Information incorporates by reference certain information that appears in the fund's annual and semiannual reports, which are delivered to all shareholders. You may obtain a free copy of the fund's annual or semiannual report by calling 1-800-345-6488.

American Century Investment Services, Inc.

[american century logo and text logo (reg. sm)]

THE FUND'S HISTORY

American Century Variable Portfolios II, Inc. is a registered open-end management investment company that was organized as a Maryland Corporation on
September 19, 2000. Throughout this Statement of Additional Information, we refer to American Century Variable Portfolios II, Inc. as the Corporation.

The fund described in this Statement of Additional Information is a separate series of the Corporation. The Corporation may issue other series; the fund would operate for many purposes as if it were an independent company from any such future series.

                                                            Inception Date
--------------------------------------------------------------------------------
VP Prime Money Market Fund                                  N/A

FUND INVESTMENT GUIDELINES

This section explains the extent to which the fund's advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing the fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and
Risks, which begins on page 4. In the case of the fund's principal investment strategies, these descriptions elaborate upon discussion contained in the
Prospectus.

The fund operates pursuant to Rule 2a-7 under the Investment Company Act of 1940
(the Investment Company Act), which permits the valuation of portfolio securities on the basis of amortized cost. To rely on the rule, the fund must be diversified with regard to 100% of its assets other than securities issued or guaranteed by the U.S. government. For purposes of Rule 2a-7, diversified means that the fund must not invest more than 5% of its total assets in securities of a single issuer, or, with respect to 75% of assets, more than 10% of assets in securities guaranteed by a single guarantor, other than the U.S. government, although it may invest up to 25% of its total assets in securities of a single issuer that are rated in the highest credit quality category for a period of up to three business days after purchase.  The fund also must not invest more than
(a) the greater of 1% of its total assets or $1 million in securities issued by a single issuer that are rated in the second highest credit quality category;
and (b) 5% of its total assets in securities rated in the second highest credit quality category.  The fund is considered diversified under the Investment
Company Act provided that it complies with the definition of diversified under
Rule 2a-7.

To meet federal tax requirements for qualification as a regulated investment company, the fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

PORTFOLIO COMPOSITION

Eligible Investments

The fund buys high-quality (first-tier), U.S. dollar-denominated money market instruments and other short-term obligations of banks, governments and corporations. Some of the fund's possible investments are listed in the following table. The obligations referenced in the table and the risks associated with investing in them are described in the section titled Investment
Strategies and Risks, which begins on page 4

Issuers                                         Types of Obligations
-------------------------------------------------------------------------------------------------------
Domestic and foreign financial institutions     Negotiable certificates of deposit, bankers'
(e.g., banks, broker-dealers, insurance         acceptances, bank notes and commercial
companies, leasing and financing corporations)  paper (including floating-rate securities)
------------------------------------------------------------------------------------------------------
Domestic and foreign                            Commercial paper and short-term
nonfinancial corporations                       corporate debt obligations (including
                                                fixed- and variable-rate notes and bonds)
------------------------------------------------------------------------------------------------------
U.S. government and its agencies                U.S. Treasury bills, notes, bonds and
and instrumentalities                           U.S. government agency obligations
                                                (including floating-rate agency securities)
------------------------------------------------------------------------------------------------------
Foreign governments and their                   Commercial paper and discount notes
agencies and instrumentalities                  (including floating-rate agency securities)
------------------------------------------------------------------------------------------------------

Portfolio Investment Quality and Maturity Criteria

The fund managers follow regulatory guidelines on quality and maturity for the fund's investments, which are designed to help maintain a stable $1.00 share price. In particular, the fund:

(1) buys only U.S. dollar-denominated obligations with remaining maturities of
13 months or less (and variable- and floating-rate obligations with demand features that effectively shorten their maturities to 13 months or less); (2)
maintains a dollar-weighted average portfolio maturity of 90 days or less; (3)
restricts its investments to high-quality obligations determined by the advisor to present minimal credit risks, pursuant to guidelines established by the Board of Directors.

To be considered high-quality, an obligation must be one of the following: (1) a
U.S. government obligation; (2) rated (or issued by an issuer rated with respect to a class of short-term debt obligations) within the two highest rating categories for short-term debt obligations by at least two nationally recognized statistical rating organizations (rating agencies) (or one if only one has rated the obligation); (3) an unrated obligation judged by the advisor, pursuant to guidelines established by the Board of Directors, to be of comparable quality.

The fund managers intend to buy only obligations designated as first-tier securities as defined by the SEC; that is, securities with the highest rating or unrated securities of comparable quality.

The fund has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds, and against bankruptcy by issuers and credit enhancers of these instruments.
Although the fund will be charged premiums by an insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, the fund may incur losses regardless of the insurance.  The insurance does not guarantee or insure that the funds will be able to maintain a stable net asset value of $1.00 per share.

Industry Concentration

Under normal market conditions, 25% or more of the fund's total assets are invested in obligations of issuers in the financial services industry.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes various investment vehicles and techniques the fund managers can use in managing the fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile.

Commercial Paper

Commercial paper (CP) is issued by utility, financial, and industrial companies and supranational organizations and foreign governments and their agencies and instrumentalities. Rating agencies assign ratings to CP issuers indicating the agencies' assessment of credit risk. Investment-grade CP ratings assigned by four rating agencies are provided in the following table.

                   Moody's Investors        Standard           Duff &          Fitch Investors
                   Service, Inc.            & Poor's           Phelps, Inc.    Service, Inc.
-------------------------------------------------------------------------------------------------------
Highest Ratings    Prime-1                  A-1/A-1+           D-1/D-1+        F-1/F-1+
-------------------------------------------------------------------------------------------------------
                   Prime-2                  A-2                D-2             F-2
-------------------------------------------------------------------------------------------------------
                   Prime-3                  A-3                D-3             F-3

If an obligation has been assigned different ratings by multiple rating agencies, at least two rating agencies must have assigned their highest rating as indicated above in order for the advisor to determine that the obligation is eligible for purchase by the fund or, if unrated, the obligation must be determined to be of comparable quality by the advisor.

Some examples of CP and CP issuers are provided in the following paragraphs.

Domestic CP is issued by U.S. industrial and finance companies, utility companies, thrifts and bank holding companies. Foreign CP is issued by non-U.S.
industrial and finance companies and financial institutions. Domestic and foreign corporate issuers occasionally have the underlying support of a well-known, highly rated commercial bank or insurance company. Bank support is provided in the form of a letter of credit (an LOC) or irrevocable revolving credit commitment (an IRC). Insurance support is provided in the form of a surety bond.

Bank holding company CP is issued by the holding companies of many well-known domestic banks, including Citicorp, J.P. Morgan Chase Bank and First Union
National Bank. Bank holding company CP may be issued by the parent of a money center or regional bank.

Thrift CP is issued by major federal or state-chartered savings and loan associations and savings banks.

Schedule B Bank CP is short-term, U.S. dollar-denominated CP issued by Canadian subsidiaries of non-Canadian banks (Schedule B banks). Whether issued as commercial paper, a certificate of deposit or a promissory note, each instrument issued by a Schedule B bank ranks equally with any other deposit obligation. CP issued by Schedule B banks provides an investor with the comfort and reduced risk of a direct and unconditional parental bank guarantee. Schedule B instruments generally offer higher rates than the short-term instruments of the parent bank or holding company.

Bank Obligations

Negotiable certificates of deposit (CDs) evidence a bank's obligation to repay money deposited with it for a specified period of time. The following table identifies the types of CDs the fund may buy.

CD Type          Issuer
--------------------------------------------------------------------------------
Domestic         Domestic offices of U.S. banks
--------------------------------------------------------------------------------
Yankee           U.S. branches of foreign banks
--------------------------------------------------------------------------------
Eurodollar       Issued in London by U.S., Canadian, European and Japanese banks
--------------------------------------------------------------------------------
Schedule B       Canadian subsidiaries of non-Canadian banks
--------------------------------------------------------------------------------

Bankers' acceptances are used to finance foreign commercial trade. Issued by a bank with an importer's name on them, these instruments allow the importer to back up its own pledge to pay for imported goods with a bank's obligation to cover the transaction if the importer fails to do so.

Bank notes are senior unsecured promissory notes issued in the United States by domestic commercial banks.

Time deposits are non-negotiable bank deposits maintained for up to seven days at a stated interest rate. These instruments may be withdrawn on demand, although early withdrawals may be subject to penalties.

The bank obligations the fund managers may buy generally are not insured by the
FDIC or any other insurer.

U.S. Government Securities

The fund may invest in U.S. government securities, including bills, notes and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government.  Some U.S. government securities are supported by the direct full faith and credit pledge of the U.S.
government; others are supported by the right of the issuer to borrow from the
U.S. Treasury; others, such as securities issued by the Federal National
Mortgage Association (FNMA), are supported by the discretionary authority of the
U.S. government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

U.S. Dollar-Denominated Foreign Securities

The fund invests exclusively in U.S. dollar-denominated instruments, some of which may be issued by foreign entities as described in the table on this page.
Consequently, the fund may be subject to risks different than those incurred by a fund that invests only in debt obligations of domestic issuers.

Currently, the only securities held outside the United States in which the fund expects to invest are EuroCDs, which are held in England. As a result, the fund's exposure to these foreign investment risks is expected to be lower than funds that invest more broadly in securities held outside the United States.
Regulatory limits specified in the section titled Portfolio Investment Quality and Maturity Criteria on page 3 apply equally to securities of foreign and domestic issuers.

Variable- and Floating-Rate Instruments

Variable- and floating-rate instruments are issued by corporations, financial institutions and government agencies and instrumentalities.

Floating-rate instruments have interest rates that change whenever there is a change in a designated base rate, whereas variable-rate instruments provide for specified periodic interest rate adjustments. The interest rate on variable- and floating-rate instruments is ordinarily determined by reference to (or as a percentage of) an objective standard, such as the Federal Funds effective rate, the 90-day U.S. Treasury bill rate or the London Interbank Offered Rate (LIBOR).

Although the fund typically limits its investments to securities with remaining maturities of 13 months or less, it may invest in variable- and floating-rate instruments that have nominal (or stated) maturities in excess of 13 months, provided that such instruments (1) have demand features consistent with regulatory requirements for money market funds, or (2) are securities issued by the U.S. government or a U.S. government agency that meet certain regulatory requirements for money market funds.

Loan Participations

The fund may purchase loan participations, which represent interests in the cash flow generated by commercial loans. Each loan participation requires three parties: a participant (or investor), a lending bank and a borrower. The investor purchases a share in a loan originated by a lending bank, and this participation entitles the investor to a percentage of the principal and interest payments made by the borrower.

Loan participations are attractive because they typically offer higher yields than other money market instruments. However, along with these higher yields come certain risks, not least of which is the risk that the borrower will be unable to repay the loan. Generally, because the lending bank does not guarantee payment, the investor is directly exposed to risk of default by the borrower.
Second, the investor is not a direct creditor of the borrower. The participation represents an interest in assets owned by the lending bank. If the lending bank becomes insolvent, the investor could be considered an unsecured creditor of the bank instead of the holder of a participating interest in a loan. Because of these risks, the manager must carefully consider the creditworthiness of both the borrower and the lender.

Another concern is liquidity. Because there is no established secondary market for loan participations, the fund's ability to sell them for cash is limited.
Some participation agreements place limitations on the investor's right to resell the loan participation, even when a buyer can be found.

Repurchase Agreements

The fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of the fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under

the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The fund managers will limit repurchase agreement transactions to securities issued by the U.S. government, and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the fund's advisor.

Repurchase agreements maturing in more than seven days would count toward the fund's 10% limit on illiquid securities.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the fund managers transfer possession of (or sell) securities to another party, such as a bank or broker-dealer, for cash and agree to later repay cash plus interest for the return (or repurchase) of the same securities. To collateralize the transaction, the value of the securities transferred is slightly greater than the amount of cash the fund receives in exchange for the securities.

If the purchaser reneged on the agreement and failed to return the securities, the fund might suffer a loss. The fund's loss could be even greater if the market value of the securities transferred increased in the meantime. To protect against these risks, the fund will enter into reverse repurchase agreements only with parties whose creditworthiness is determined to be satisfactory by the advisor. While a reverse repurchase agreement is outstanding, the fund will segregate appropriate securities to cover its obligation under the agreement.

Taxable Municipal Obligations

Taxable municipal obligations are state and local obligations whose interest payments are subject to federal income tax because of the degree of non-government involvement in the transaction or because federal tax code limitations on the issuance of tax-exempt bonds that benefit private entities have been exceeded. Some typical examples of taxable municipal obligations include industrial revenue bonds and economic development bonds issued by state or local governments to aid private enterprise. The interest on a taxable municipal bond is often exempt from state taxation in the issuing state.

Portfolio Lending

In order to realize additional income, the fund managers may lend portfolio securities. Such loans may not exceed one-third of the fund's net assets valued at market except

*  through the purchase of debt securities in accordance with its investment objective, policies and limitations, or

*  by engaging in repurchase agreements with respect to portfolio securities.

When-Issued and Forward Commitment Agreements

The fund managers may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days, but not more than 120 days, later).

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular

security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, the fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, the fund will establish and maintain until the settlement date a segregated account consisting of cash, cash-equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Restricted and Illiquid Securities

The fund may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered "restricted securities," they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by
Rule 144A, the Board of Directors has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the fund managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. The fund will not acquire illiquid securities if, as a result, illiquid securities would comprise more than 10% of the value of the fund's net assets.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

For purposes of the fund's investment policies, the party identified as the
"issuer" of a municipal security depends on the form and conditions of the security. When the assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed the sole issuer. Similarly, in the case of an Industrial Development
Bond, if the bond were backed only by the assets and revenues of a non-governmental user, the non-governmental user would be deemed the sole issuer. If, in either case, the creating government or some other entity were to guarantee the security, the guarantee would be considered a separate security and treated as an issue of the guaranteeing entity.

Fundamental Investment Policies

The fund's fundamental investment policies are set forth below. These investment policies may not be changed without approval of a majority of the outstanding votes of the fund's investors, as determined in accordance with the Investment
Company Act.

Subject           Policy
--------------------------------------------------------------------------------
Senior Securities The fund may not issue senior securities, except as permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing         The fund may not borrow money, except for temporary or
                  emergency purposes (not for leveraging or investment)
                  in an amount exceeding 33 1/3% of the fund's total assets
                  (including the amount borrowed) less liabilities
                  (other than borrowings).
--------------------------------------------------------------------------------
Lending           The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the fund's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate       The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments.
                  This policy shall not prevent the fund from investing in
                  securities or other instruments backed by real estate or
                  securities of companies that deal in real estate or are
                  engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration     The fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities), except that the fund may invest more than
                  25% of its total assets in the financial services industry.
--------------------------------------------------------------------------------
Underwriting      The fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities       The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
                  instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures
                  contracts or from investing in securities or other
                  instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control           The fund may not invest for purposes of exercising control over management.
--------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the fund has received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the fund may borrow money from or lend money to other ACIM-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The fund will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans.
Interfund loans and borrowing normally extend only overnight, but can have a maximum duration of seven days. The fund will lend through the program only when the returns are higher than those available from other short-term instruments
(such as repurchase agreements). The fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration, the fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry (except financial industries), provided that

(a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United
    States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations,

(b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents,

(c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, and electric and telephone will each be considered a separate industry, and

(d) personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the fund is subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

Subject            Policy
--------------------------------------------------------------------------------
Leveraging         The fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
--------------------------------------------------------------------------------
Futures and        The fund may not purchase or sell futures contracts or call
options            options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying
                   securities, and does not apply to securities that incorporate features similar to options or futures contracts.
--------------------------------------------------------------------------------
Liquidity          The fund may not purchase any security or enter into a
                   repurchase agreement if, as a result, more than 10% of its net assets would be invested in repurchase agreements not
                   entitling the holder to payment of principal and interest
                   within seven days and in securities that are illiquid by
                   virtue of  legal or contractual restrictions on resale or the absence of  a readily available market.
--------------------------------------------------------------------------------
Short Sales        The fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in  futures contracts and options are not deemed to
                   constitute  selling securities short.
--------------------------------------------------------------------------------
Margin             The fund may not purchase securities on margin, except to
                   obtain such short-term credits as are necessary for the
                   clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on
                   margin.
--------------------------------------------------------------------------------

Temporary Defensive Measures

For temporary defensive purposes, the fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, the fund may direct its assets to the following investment vehicles:

*  interest-bearing bank accounts or certificates of deposit

*  U.S. government securities and repurchase agreements collateralized by U.S.
   government securities

*  other money market funds

MANAGEMENT

The individuals listed in the table below serve as directors or officers of the fund. Directors listed as interested persons of the funds (as defined in the
Investment Company Act) are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American Century
Investment Management, Inc. (ACIM), and the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS).

The remaining directors, because they are not "interested" persons of the fund, are viewed as independent directors under the Investment Company Act provisions and SEC rules referencing such directors. More than two-thirds of the directors are independent; that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM and ACIS.

All persons named as officers of the fund also serve in similar capacities for the investment companies advised by ACIM. Not all officers of the fund are listed; only those officers with policy-making functions for the fund are listed. No officer is compensated for his or her service as an officer of the fund. The officers listed in the following table are interested persons of the fund as described above.

                                                                               Number of
                                                                               Portfolios
                                                                               in Fund
                                       Length                                  Complex    Other
                         Position(s)   of Time                                 Overseen   Directorships
                         Held with     Served   Principal Occupation(s)        by         Held by
Name, Address (Age)      Fund          (years)  During Past 5 Years            Director   Director
------------------------------------------------------------------------------------------------------------------------
Interested Directors
------------------------------------------------------------------------------------------------------------------------
James E. Stowers III     Director,      6       Co-Chairman, ACC               76         Director, ACC, ACIM, ACSC
4500 Main Street         Chairman               (September 2000 to present)               and other ACC subsidiaries
Kansas City, MO 64111    of                     Co-Chief Investment Officer,
(43)                     the Board              U.S. Equities (September 2000
                                                to February 2001)
                                                Chief Executive Officer, ACC
                                                ACIM, ACSC and
                                                other ACC subsidiaries
                                                (June 1996 to September 2000)
                                                President, ACC (January 1995
                                                to June 1997)
                                                President, ACIM and ACSC
                                                (April 1993 to August 1997)
------------------------------------------------------------------------------------------------------------------------
William M. Lyons         Director      4        Chief Executive Officer, ACC   38         Director, ACIM, ACSC and other
4500 Main Street                                and other ACC subsidiaries                ACC subsidiaries Kansas City, MO 64111                           (September 2000 to present)
(46)                                            President, ACC
                                                (June 1997 to present)
                                                Chief Operating Officer,
                                                ACC (June 1996 to
                                                September 2000)
                                                General Counsel, ACC, ACIM,
                                                ACIS, ACSC and other
                                                ACC subsidiaries
                                                (June 1989 to June 1998)
                                                Executive Vice President,
                                                ACC (January 1995
                                                to June 1997)
                                                Also serves as: Executive
                                                Vice President and Chief
                                                Operating Officer, ACIM,
                                                ACSC and other ACC
                                                subsidiaries, and
                                                Executive Vice President
                                                of other ACC subsidiaries
------------------------------------------------------------------------------------------------------------------------
Independent Directors
------------------------------------------------------------------------------------------------------------------------
Albert Eisenstat         Director      6        General Partner,               38         Independent Director,
1665 Charleston Road                            Discovery Ventures                        Sungard Data Systems
Mountain View, CA 94043                         (Venture capital firm,                    (1991 to present)
(71)                                            1996 to 1998)                             Independent Director,
                                                                                          Business Objects S/A
                                                                                          (1994 to present)
------------------------------------------------------------------------------------------------------------------------
Ronald J. Gilson         Director      6        Charles J. Meyers Professor    38         None
1665 Charleston Road                            of Law and Business,
Mountain View, CA 94043                         Stanford Law School
(55)                                            (1979 to present)
                                                Mark and Eva Stern
                                                Professor of Law and
                                                Business, Columbia
                                                University School of Law
                                                (1992 to present)
                                                Counsel, Marron, Reid &
                                                Sheehy (a San Francisco
                                                law firm, 1984 to present)
------------------------------------------------------------------------------------------------------------------------

                                                                            Number of
                                                                            Portfolios
                                                                            in Fund
                                     Length                                 Complex         Other
                        Position(s)  of Time                                Overseen        Directorships
                        Held with    Served  Principal Occupation(s)        by              Held by
Name, Address (Age)     Fund         (years) During Past 5 Years            Director        Director
---------------------------------------------------------------------------------------------------------------------
Kathryn A. Hall         Advisory     0       President and Managing         Not             Director, Princeton
1665 Charleston Road    Board Member         Director, Laurel Management    applicable      University Investment
Mountain View, CA 94043                      Company, LLC (1996 to present)                 Company (1997 to present)
(44)                                                                                        Director, Standford
                                                                                            Management Company
                                                                                            (2001 to present)
                                                                                            Director, UCSF Foundation
                                                                                            (2000 to present)
                                                                                            Director, San Francisco
                                                                                            Day School
                                                                                            (1999 to present)
---------------------------------------------------------------------------------------------------------------------
Myron S. Scholes        Director     21      Partner, Oak Hill Capital      38              Director, Dimensional
1665 Charleston Road                         Management, (1999-present)                     Fund Advisors
Mountain View, CA 94043                      Principal, Long-Term                           (investment advisor,
(60)                                         Capital Management                             1982 to present)
                                             (investment advisor,                           Director, Smith Breeden
                                             1993 to January 1999)                          Family of
                                             Frank E. Buck Professor                        Funds (1992 to present)
                                             of Finance, Stanford
                                             Graduate School of Business
                                             (1981 to present)
---------------------------------------------------------------------------------------------------------------------
Kenneth E. Scott        Director     30      Ralph M. Parsons Professor     38              Director, RCM Capital
1665 Charleston Road                         of Law and Business, Funds, Inc.               Funds, Inc.
Mountain View, CA 94043                      Stanford Law School                            (1994 to present)
(73)                                         (1972 to present)

---------------------------------------------------------------------------------------------------------------------
Jeanne D. Wohlers       Director     17      Director and Partner,          38              Director, Indus International
1665 Charleston Road                         Windy Hill Productions, LP                     (software solutions,
Mountain View, CA 94043                      (educational software,                         January 1999 to present)
(57)                                         1994 to 1998)                                  Director, Quintus Corporation
                                                                                            (automation solutions,
                                                                                            1995 to present)
---------------------------------------------------------------------------------------------------------------------
Officers
----------------------------------------------------------------------------------------------------------------------
William M. Lyons        President   1        See entry above under          38              See entry above under
4500 Main Street                             "Interested Directors".                        "Interested Directors".
Kansas City, MO 64111
(46)
------------------------------------------------------------------------------------------------------------
Robert T. Jackson       Executive   1       Chief Administrative Officer     Not            Not applicable
4500 Main St.           Vice                and Chief Financial Officer,     applicable
Kansas City, MO 64111   President           ACC (August 1997 to present)
(56)                    and                 President, ACSC
                        Chief               (January 1999 to present)
                        Financial           Executive Vice President, ACC
                        Officer             (May 1995 to present)
                                            Also serves as: Executive Vice
                                            President and Chief Financial Officer,
                                            ACIM, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------------------------------------
Maryanne Roepke, CPA    Senior Vice 1       Senior Vice President and        Not            Not applicable
4500 Main St.           President,          Assistant Treasurer, ACSC        applicable
Kansas City, MO 64111   Treasurer
(46)                    and Chief
                        Accounting
                        Officer
---------------------------------------------------------------------------------------------------------------

                                                                             Number of
                                                                             Portfolios
                                                                             in Fund
                                    Length                                   Complex       Other
                        Position(s) of Time                                  Overseen      Directorships
                        Held with   Served  Principal Occupation(s)          by            Held by
Name, Address (Age)     Fund        (years) During Past 5 Years              Director      Director
------------------------------------------------------------------------------------------------------------------------
David C. Tucker         Senior Vice   1     Senior Vice President, ACIM,     Not           Not applicable
4500 Main St.           President           ACIS, ACSC and other ACC         applicable
Kansas City, MO 64111   and                 subsidiaries
(43)                    General             (June 1998 to present)
                        Counsel             General Counsel, ACC,
                                            ACIM, ACIS, ACSC and
                                            other ACC subsidiaries
                                            (June 1998 to present)
                                            Consultant to mutual
                                            fund industry
                                            (May 1997 to April 1998)
------------------------------------------------------------------------------------------------------------------------
C. Jean Wade            Controller,   5     Vice President, ACSC             Not           Not applicable
4500 Main St.           Vice                (February 2000 to present)       applicable
Kansas City, MO 64111   President           Controller-Fund Accounting,
(38)                                        ACSC
------------------------------------------------------------------------------------------------------------------------
Jon Zindel              Tax Officer   4     Vice President, Corporate Tax,   Not           Not applicable
4500 Main Street                            ACSC (April 1998 to present)     applicable
Kansas City, MO 64111                       Vice President, ACIM, ACIS
(34)                                        and other ACC subsidiaries
                                            (April 1999 to present)
                                            President, American Century
                                            Employee Benefit Services, Inc.
                                            (January 2000 to December 2000)
                                            Treasurer, American Century
                                            Ventures, Inc.
                                            (December 1999 to January 2001)
                                            Director of Taxation, ACSC
                                            (July 1996 to April 1998)
------------------------------------------------------------------------------------------------------------------------

THE BOARD OF DIRECTORS

The Directors and member of the Advisory Board are listed above. The Board of
Directors and the Advisory Board oversee the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired the advisor to do so. The directors, in carrying out their fiduciary duty under the Investment Company Act of 1940, are responsible for approving new and existing management contracts with the fund's advisor. In carrying out these responsibilities, the Directors and the Advisory Board review material factors to evaluate such contracts, including (but not limited to) assessment of information related to the advisor's performance and expense ratios, estimates of income and indirect benefits (if any) accruing to the advisor, the advisor's overall management and projected profitability, and services provided to the fund and their investors.

The board has the authority to manage the business of the fund on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the directors may adopt Bylaws providing for the regulation and management of the affairs of the fund and may amend and repeal them to the extent that such Bylaws do not reserve that right to the fund's investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more directors who may exercise the powers and authority of the board to the extent that the directors determine. They may, in general, delegate such authority as they consider desirable to any officer of the fund, to any committee of the board and to any agent or employee of the fund or to any custodian, transfer or investor servicing agent, or principal underwriter.  Any determination as to what is in the interests of the fund made by the directors in good faith shall be conclusive.

COMMITTEES

The board has four standing committees to oversee specific functions of the fund's operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

                                                                                                  Meetings Held
                                                                                                  During Last
Committee       Members               Function                                                    Fiscal Year
-----------------------------------------------------------------------------------------------------------------------

Audit           Jeanne D. Wohlers     The Audit Committee recommends the engagement of the           4
                Albert Eisenstat      fund's independent auditors and oversees its activities.
                Kenneth E. Scott      The committee receives reports from the advisor's Internal
                                      Audit Department, which is accountable to the committee.
                                      The committee also receives reporting about compliance
                                      matters affecting the Corporation.
-----------------------------------------------------------------------------------------------------------------------

Nominating      Kenneth E. Scott      The Nominating Committee primarily considers and               4
                Ronald J. Gilson      recommends individuals for nomination as directors. The
                Albert Eisenstat      names of potential director candidates are drawn from a
                Myron S. Scholes      number of sources, including recommendations from members
                Jeanne D. Wohlers     of the board, management and shareholders. This committee
                                      also reviews and makes recommendations to the board with
                                      respect to the composition of board committees and other
                                      board-related matters, including its organization, size,
                                      composition, responsibilities, functions and compensation.
-----------------------------------------------------------------------------------------------------------------------

Portfolio       Myron S. Scholes      The Portfolio Committee reviews quarterly the investment       4
                Ronald J. Gilson      activities and strategies used to manage fund assets. The
                                      committee regularly receives reports from portfolio managers, credit analysts and other investment personnel concerning
                                      the fund's investments.
-----------------------------------------------------------------------------------------------------------------------

Quality         Ronald J. Gilson      The Quality of Service Committee reviews the level and quality 4
of              Myron S. Scholes      of transfer agent and administrative services provided to the
Service         William M. Lyons      fund and their shareholders. It receives and reviews reports comparing those services to those of fund competitors and
                                      seeks to improve such services where feasible and appropriate.
-----------------------------------------------------------------------------------------------------------------------

COMPENSATION OF DIRECTORS

The directors serve as directors for eight American Century investment companies. Each director who is not an interested person as defined in the
Investment Company Act receives compensation for service as a member of the board of all eight companies based on a schedule that takes into account the number of meetings attended and the assets of the fund for which the meetings are held. These fees and expenses are divided among the eight investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the fund is responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the fund for the periods indicated and by the eight investment companies served by the board to each director who is not an interested person as defined in the Investment
Company Act.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------
                   Total Compensation   Total Compensation from the
Name of Director   from the Funds(1)    American Century Family of Funds(2)
--------------------------------------------------------------------------------
Albert Eisenstat   $0                   $79,250
--------------------------------------------------------------------------------
Ronald J. Gilson   $0                   $87,250
--------------------------------------------------------------------------------
Kathryn Hall       $0                   $3,250
--------------------------------------------------------------------------------
Myron S. Scholes   $0                   $70,250
--------------------------------------------------------------------------------
Kenneth E. Scott   $0                   $81,500
--------------------------------------------------------------------------------
Jeanne D. Wohlers  $0                   $75,500
--------------------------------------------------------------------------------

(1)  Includes compensation paid to the directors during the fiscal year ended
 December 31, 2001, and also includes amounts deferred at the election of the directors under the American Century Mutual Funds' Independent Directors'
 Deferred Compensation Plan. The total amount of deferred compensation included in the preceding table is as follows: Mr. Gilson, $87,250; Mr. Scholes,
 $70,250; Mr. Scott, $40,750 and Ms. Wohlers, $49,830.

(2)  Includes compensation paid by the eight investment company members of the
 American Century family of funds served by this board.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended December 31, 2001.

OWNERSHIP OF FUND SHARES

The directors owned shares in the fund as of December 31, 2001, as shown in the table below:

                                                                        Name of Directors
                                                        -------------------------------------------------
                                                     James E.       William M.      Albert       Ronald J.
                                                    Stowers III       Lyons        Eisenstat      Gilson
------------------------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
     VP Prime Money Market                               A              A              A             A
----------------------------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Directors in
Family of Investment Companies                           E              E              E             E
----------------------------------------------------------------------------------------------------------------------
                                                                        Name of Directors
                                                         -------------------------------------------------
                                                     Myron S. Scholes     Kenneth E. Scott    Jeanne D. Wohlers
----------------------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds
     VP Prime Money Market                                  A                     A                  A
-----------------------------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Directors in
Family of Investment Companies                              E                     E                  E
-----------------------------------------------------------------------------------------------------------------------

Ranges: A--none, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--More than $100,000

CODE OF ETHICS

The fund, its investment advisor and principal underwriter have adopted a code of ethics under Rule 17j-1 of the Investment Company Act and the code of ethics permit personnel subject to the code to invest in securities, including securities that may be purchased or held by the fund, provided that they first obtain approval from the compliance department before making such investments.

THE FUND'S PRINCIPAL SHAREHOLDERS

As of April 1, 2002, the following company was the record owner of more than 5%
of the fund's outstanding shares:

Fund            Shareholder                  Percentage of Outstanding Shares Owned
--------------------------------------------------------------------------------
VP Prime        American Century Companies   100%
                Kansas City, MO

These shares represent American Century Companies' seed capital pursuant to section 14(a)(1) of the Investment Company Act of 1940.

As of May 1, 2002, the fund has not commenced operations.

The fund is unaware of any other outstanding shareholders, beneficial or of record, who own more than 5% of the fund's outstanding shares. The fund is unaware of any other shareholder, beneficial or of record, who owns more than
25% of the voting securities of American Century Variable Portfolios II, Inc. As
of April 1, 2002, the officers and directors of the fund, as a group, own less than 1% of the fund's outstanding shares.

SERVICE PROVIDERS

The fund has no employees. To conduct its day-to-day activities, the fund has hired a number of service providers. Each service provider has a specific function to fill on behalf of the fund that is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for the fund. A description of the responsibilities of the advisor appears in the Prospectus under the heading Management.

For services provided to the fund, the advisor receives a monthly fee based on a percentage of the average net assets of the fund. The annual rate at which this fee is assessed is determined monthly in a two-step process. First, a fee rate schedule is applied to the assets of all the funds of its investment category managed by the advisor (the Investment Category Fee). The three investment categories are money market funds, bond funds and equity funds. When calculating the fee for a money market fund, for example, all of the assets of the money market funds managed by the advisor are aggregated and the fee rate is applied to the total. Second, a separate fee rate schedule is applied to the assets of all the funds managed by the advisor (the Complex Fee). The amounts calculated using the Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by a fund to the advisor. The schedules by which the unified management fee is determined are shown in the following tables.  The Investment Category Fees are determined according to the schedule below.

INVESTMENT CATEGORY FEE SCHEDULE FOR VP PRIME MONEY MARKET
---------------------------------------
Category Assets        Fee Rate
---------------------------------------
First $1 billion       0.3700%
---------------------------------------
Next $1 billion        0.3270%
---------------------------------------
Next $3 billion        0.2860%
---------------------------------------
Next $5 billion        0.2690%
---------------------------------------
Next $15 billion       0.2580%
---------------------------------------
Next $25 billion       0.2575%
---------------------------------------
Thereafter             0.2570%
---------------------------------------

The Complex Fee is determined according to the schedules below.

COMPLEX FEE SCHEDULE
---------------------------------------
Complex Assets         Fee Rate
---------------------------------------
First $2.5 billion     0.3100%
---------------------------------------
Next $7.5 billion      0.3000%
---------------------------------------
Next $15.0 billion     0.2985%
---------------------------------------
Next $25.0 billion     0.2970%
---------------------------------------
Next $50.0 billion     0.2960%
---------------------------------------
Next $100.0 billion    0.2950%
---------------------------------------
Next $100.0 billion    0.2940%
---------------------------------------
Next $200.0 billion    0.2930%
---------------------------------------
Next $250.0 billion    0.2920%
---------------------------------------
Next $500.0 billion    0.2910%
---------------------------------------
Thereafter             0.2900%
---------------------------------------

On the first business day of each month, the fund pays a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365
(366 in leap years).

The management agreement between the corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the fund's Board of Directors, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

(2)  by the vote of a majority of the directors of the fund who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the fund's Board of Directors or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states the advisor shall not be liable to the fund or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the fund and also for other clients advised by the advisor. Investment decisions for the fund and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the fund with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the fund. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the fund participates at the average share price for all transactions in that security on a given day and allocates transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the fund unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the fund and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri
64111, acts as transfer agent and dividend-paying agent for the fund. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the fund and the advisor. The advisor pays ACSC for these services.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The fund's shares are distributed by ACIS, a registered broker-dealer. ACIS is a wholly owned subsidiary of ACC, and is located at 4500 Main Street, Kansas City,
Missouri 64111.

The distributor is the principal underwriter of the fund's shares. The distributor makes a continuous, best-efforts underwriting of the fund's shares.
This means the distributor has no liability for unsold shares.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

J.P. Morgan Chase Bank, 770 Broadway, 10th Floor, New York, New York 10003-9598,
and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the fund's assets. The custodians take no part in determining the investment policies of the fund or in deciding which securities are purchased or sold by the fund. The fund, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP are the independent accountants of the fund. The address of PricewaterhouseCoopers LLP is 1055 Broadway, 10th Floor, Kansas City,
Missouri 64105. As the independent accountants of the fund,
PricewaterhouseCoopers provides services including

(1) auditing the annual financial statements for the fund,

(2) assisting and consulting in connection with SEC filings, and

(3) reviewing the annual federal income tax return filed for the fund.

BROKERAGE ALLOCATION

The fund generally purchases and sells debt securities through principal transactions, meaning the fund normally purchases securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The fund does not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up
(i.e., a spread between the bid and asked prices). During fiscal year ended
December 31, 2001 the fund did not pay any brokerage commission.

INFORMATION ABOUT FUND SHARES

VP Prime Money Market Fund is a series of shares issued by the Corporation, and shares of the fund have equal voting rights.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the corporation's outstanding shares may be able to elect a Board of Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series of shares are held separately by the custodian and each series represents a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series. Within their respective fund, all shares have equal redemption rights.
Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of the fund, shareholders of each series of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

VALUATION OF A FUND'S SECURITIES

The fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the fund expects the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

The advisor typically completes its trading on behalf of the fund in various markets before the Exchange closes for the day. Foreign currency exchange rates also are determined prior to the close of the Exchange. However, if extraordinary events occur that are expected to affect the value of a portfolio security after the close of the primary exchange on which it is traded, the security will be valued at fair market value as determined in good faith under the direction of the Board of Directors. The fund's share price is calculated by adding the value of all portfolio securities and other assets, deducting liabilities, and dividing the result by the number of shares outstanding.
Expenses and interest earned on portfolio securities are accrued daily.

The fund operates pursuant to Investment Company Act Rule 2a-7, which permits valuation of portfolio securities on the basis of amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase. Although this method provides certainty in valuation, it generally disregards the effect of fluctuating interest rates on an instrument's market value. Consequently, the instrument's amortized cost value may be higher or lower than its market value, and this discrepancy may be reflected in the fund's yields. During periods of declining interest rates, for example, the daily yield on fund shares computed as described above may be higher than that of a fund with identical investments priced at market value. The converse would apply in a period of rising interest rates.

As required by Rule 2a-7, the Board of Directors has adopted procedures designed to stabilize, to the extent reasonably possible, a money market fund's price per share as computed for the purposes of sales and redemptions at $1.00. While the day-to-day operation of the fund has been delegated to the advisor, the quality requirements established by the procedures limit investments to certain instruments that the Board of Directors has determined present minimal credit risks and that have been rated in one of the two highest rating categories as determined by a rating agency or, in the case of unrated securities, of comparable quality. The procedures require review of the fund's portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the money market fund's net asset value calculated by using available market quotations deviates from the per-share value based on amortized cost. The procedures also prescribe the action to be taken by the advisor if such deviation should exceed 0.25%.

Actions the advisor and Board of Directors may consider under these circumstances include i) selling portfolio securities prior to maturity, (ii)
withholding dividends or distributions from capital, (iii) authorizing a one-time dividend adjustment, (iv) discounting share purchases and initiating redemptions in kind, or (v) valuing portfolio securities at market price for purposes of calculating NAV.

TAXES

FEDERAL INCOME TAX

The fund is held as an investment through a variable annuity contract. Please consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable annuity contract.

The fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal and state income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If the fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and its net asset value. Each fund may utilize the consent dividend provisions of Internal Revenue Code section 565 to make distributions.  Provided that all shareholders agree in a consent filed with the return of each fund to treat as a dividend the amount specified in the consent, the amount will be considered a distribution just as any other distribution paid in money and reinvested back into each fund.

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The fund may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Yield quotations are based on the change in the value of a hypothetical investment (excluding realized gains and losses from the sale of securities and unrealized appreciation and depreciation of securities) over a seven-day period
(base period) and stated as a percentage of the investment at the start of the base period (base-period return). The base-period return is then annualized by multiplying by 365/7 with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculations of effective yield begin with the same base-period return used to calculate yield, but the return is then annualized to reflect weekly compounding according to the following formula:

             Effective Yield = [(Base Period Return +1)(365/7)] - 1

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions (if any) and any change in the fund's NAV per share during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated
period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100%
over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

In addition to average annual total returns, the fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

As a new fund, performance information is not available as of the date of this
Statement of Additional Information.

PERFORMANCE COMPARISONS

The fund's performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the

Federal Reserve System); the federal funds and discount rates (source: Federal
Reserve Bank of New York); yield curves for U.S. Treasury securities and
AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan
Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity
Index Report); the price of gold (sources: London a.m./p.m. fixing and New York
Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company
Institute; Ibbotson Associates, Stocks, Bonds, Bills and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The fund also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the fund.

Permissible Advertising Information

From time to time, the fund may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to investors:

(1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging);

(2) discussions of general economic trends;

(3) presentations of statistical data to supplement such discussions;

(4) descriptions of the fund's past or anticipated portfolio holdings;

(5) descriptions of the fund's investment strategies;

(6) descriptions or comparisons of various savings and investment products
    (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the fund;

(7) comparisons of investment products (including the fund) with relevant market or industry indices or other appropriate benchmarks;

(8) discussions of fund rankings or ratings by recognized rating organizations;
    and

(9) testimonials describing the experience of persons who have invested in the fund. The fund also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the fund.

FINANCIAL STATEMENTS

The financial statements for the fiscal year ended December 31, 2001 have been audited by PricewaterhouseCoopers LLP, independent accountants. Their
Independent Accountants' Report and the financial statements included in the funds' Annual Report for the fiscal year ended December 31, 2001 are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the Prospectus, the fund invests in fixed-income securities.
Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus and in this Statement of Additional Information. The following is a summary of the rating categories referenced in the prospectus disclosure.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------

Standard & Poor's
--------------------------------------------------------------------------------
AAA     This is the highest rating assigned by S&P to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA      Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
--------------------------------------------------------------------------------

A       Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB     Debt rated in this category is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
BB      Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.
--------------------------------------------------------------------------------
B       Debt rated in this category is more vulnerable to nonpayment than obligations rated 'BB', but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC     Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
        The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
--------------------------------------------------------------------------------
CC      Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
--------------------------------------------------------------------------------
C       The rating C typically is applied to debt subordinated to senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.
--------------------------------------------------------------------------------
D       Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.
        It also will be used upon the filing of a bankruptcy petition for the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
Aaa     This is the highest rating assigned by Moody's to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa      Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.
--------------------------------------------------------------------------------
A       Debt rated in this category possesses many favorable investment attributes and is to be considered as upper-medium-grade debt. Although capacity to pay interest and repay principal are considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
Baa     Debt rated in this category is considered as medium-grade debt having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
Ba      Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.
--------------------------------------------------------------------------------
B       Debt rated B has a greater vulnerability to default, but currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa     Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
        The Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implies B or B3 rating.
--------------------------------------------------------------------------------
Ca      Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C       This is the lowest rating assigned by Moody's, and debt rated C can be regarded as having extremely poor prospects of attaining investment standing.
--------------------------------------------------------------------------------

FITCH, INC.
--------------------------------------------------------------------------------
AAA          Debt rated in this category has the lowest expectation of
             credit risk. Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA           Debt rated in this category has a very low expectation of credit risk. Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A            Debt rated in this category has a low expectation of credit risk.
             Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.
--------------------------------------------------------------------------------
BBB          Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in circumstances and in economic conditions are more likely to impair this capacity.
             This is the lowest investment grade category.
--------------------------------------------------------------------------------
BB           Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
--------------------------------------------------------------------------------
B            Debt rated in this category has significant credit risk, but a limited margin of safety remains. Financial commitments currently are being met, but capacity for continued debt service payments is contingent upon a sustained, favorable business and economic environment.
--------------------------------------------------------------------------------
CCC, CC, C   Debt rated in these categories has a real possibility for default.
             Capacity for meeting financial commitments depends solely upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable; a C rating signals imminent default.
--------------------------------------------------------------------------------
DDD, DD, D   The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a
             reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.
             'DDD' obligations have the highest potential for recovery, around 90%- 100% of outstanding amounts and accrued interest.
             'DD' indicates potential recoveries in the range of 50%-90%
             and 'D' the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD'
             and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.
--------------------------------------------------------------------------------
To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories.

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------------------------------------
S&P          Moody's            Description
--------------------------------------------------------------------------------------------------------------
A-1          Prime-1            This indicates that the degree of safety regarding timely payment
             (P-1)              is strong. Standard & Poor's rates those issues determined to possess extremely strong safety characteristics as A-1+.
--------------------------------------------------------------------------------------------------------------
A-2          Prime-2            Capacity for timely payment on commercial paper is satisfactory,
             (P-2)              but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization
                                characteristics, while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.
--------------------------------------------------------------------------------------------------------------
A-3          Prime-3            Satisfactory capacity for timely repayment. Issues that carry this
             (P-3)              rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.
--------------------------------------------------------------------------------------------------------------
NOTE RATINGS
--------------------------------------------------------------------------------------------------------------
S&P          Moody's            Description
--------------------------------------------------------------------------------------------------------------
SP-1         MIG-1; VMIG-1      Notes are of the highest quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for
                                refinancing, or both.
--------------------------------------------------------------------------------------------------------------
SP-2         MIG-2; VMIG-2      Notes are of high quality, with margins of protection ample, although not so large as in the preceding group
--------------------------------------------------------------------------------------------------------------
SP-3         MIG-3; VMIG-3      Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the
                                preceding grades. Market access for refinancing, in particular, is likely to be less well established.
--------------------------------------------------------------------------------------------------------------
SP-4         MIG-4; VMIG-4      Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.
--------------------------------------------------------------------------------------------------------------

NOTES

MORE INFORMATION ABOUT THE FUND IS CONTAINED THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the fund from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person        SEC Public Reference Room
                 Washington, D.C.
                 Call 202-942-8090 for location and hours.

On the Internet  * EDGAR database at www.sec.gov

                 * By email request at publicinfo@sec.gov

By mail          SEC Public Reference Section
                 Washington, D.C. 20549-0102

Investment Company Act File No. 811-10155

[american century logo and text logo (reg. sm)]

AMERICAN CENTURY INVESTMENTS
P.O. Box 419385
Kansas City, Missouri 64141-6385

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVE
1-800-345-6488 or 816-531-5575

FAX
816-340-4360

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

SH-SAI-29003   0205

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

PART C    OTHER INFORMATION

ITEM 23   EXHIBITS  (all  exhibits  not filed  herewith  are being  incorporated herein by reference).

(a)       (1) Articles of Incorporation of American Century Variable Portfolios
          II, Inc. dated September 15,2000, (filed electronically as Exhibit a1 to the Initial Registration Statement on September 29, 2000, File No.
          333-46922).

          (2) Articles Supplementary of American Century Variable Portfolios II,
          Inc. dated January 4, 2001 (filed electronically as Exhibit a2 to
          Pre-Effective Amendment No. 2 to the Registration Statement of the
          Registrant, File No. 333-46922, filed on January 9, 2001).

(b)       By-Laws of American Century Variable Portfolios II, Inc. (filed electronically as Exhibit b to Pre-Effective Amendment No. 2 to the
          Registration Statement of the Registrant, File No. 333-46922, filed on
          January 9, 2001).

(c)       Registrant hereby incorporates by reference, as though set forth fully herein, Article Fifth, Article Seventh and Article Eighth of
          Registrant's Articles of Incorporation, appearing as Exhibit a1 to
          Initial Registration Statement on Form N-1A of the Registrant, and
          Sections 3, 4, 5, 6, 7, 8, 9, 10, 11, 22, 24, 25, 30, 31, 32, 35, 41,
          42, 47, 48, 49, and 50 of Registrant's By-Laws appearing as Exhibit b1 to Post-Effective Amendment No. 1 on Form N-1A of the Registrant.

(d)       (1) Investor Class Management Agreement between American Century
          Variable Portfolios II, Inc. and American Century Investment
          Management, Inc. dated August 1, 1997 (filed electronically as Exhibit
          5 to Post-Effective Amendment No. 33 to the Registration Statement on
          Form N-1A of American Century Government Income Trust, filed July 31,
          1997, File No. 2-99222).

          (2) Amendment to the Investor Class Management Agreement between
          American Century Variable Portfolios II, Inc. and American Century
          Investment Management, Inc. dated March 31, 1998 (filed electronically as Exhibit 5b to Post-effective Amendment No. 23 on Form N-1A of
          American Century Municipal Trust, on March 26, 1998, File No.
          2-91229).

          (3) Amendment to the Investor Class Management Agreement between
          American Century Variable Portfolios II, Inc. and American Century
          Investment Management, Inc., dated July 1, 1998 (filed electronically as Exhibit d3 of Post-Effective Amendment No. 39 to the Registration
          Statement on Form N-1A of American Century Government Income Trust,
          filed on July 28,1999 File No. 2-99222).

          (4) Amendment No. 1 to the Management Agreement between American
          Century Variable Portfolios II, Inc. and American Century Investment
          Management, Inc. dated September 16, 2000 (filed electronically as
          Exhibit d4 to Post-Effective Amendment No. 30 to the Registration
          Statement of American Century California Tax-Free and Municipal Funds,
          File No. 2-82734, filed on December 29, 2000).

          (5) Amendment No. 2 to the Management Agreement (Investor Class)
          between American Century Variable Portfolios II, Inc. and American
          Century Investment Management, Inc., dated August 1, 2001 (filed electronically as Exhibit d5 to Post-Effective Amendment No. 44 to the
          Registration Statement of American Century Government Income Trust on
          July 31, 2001, File No. 2-99222).

          (6) Amendment No. 3 to the Management Agreement (Investor Class)
          between American Century Variable Portfolios II, Inc. and American
          Century Investment Management, Inc., dated December 3, 2001 (filed electronically as Exhibit d6 to Post-Effective Amendment No. 16 to the
          Registration Statement of American Century Investment Trust on
          November 30, 2001, File No. 33-65170).

(e)       (1) Distribution Agreement between American Century Variable
          Portfolios II, Inc. and American Century Investment Services, Inc.
          dated March 13, 2000 (filed electronically as Exhibit e7 to
          Post-Effective Amendment No. 17 to the Registration Statement of
          American Century World Mutual Funds, Inc. on March 30, 2000, File No
          33-39242).

          (2) Amendment No. 1 to the Distribution Agreement between American
          Century Variable Portfolios II, Inc. and American Century Investment
          Services, Inc. dated June 1, 2000 (filed electronically as Exhibit e9 to Post-Effective Amendment No. 19 to the Registration Statement of
          American Century World Mutual Funds, Inc. on May 25, 2000, File No.
          33-39242).

          (3) Amendment No. 2 to the Distribution Agreement between American
          Century Variable Portfolios II, Inc. and American Century Investment
          Services, Inc. dated November 20, 2000 (filed electronically as
          Exhibit e9 to Post-Effective Amendment No. 29 to the Registration
          Statement of American Century Variable Portfolios, Inc. on December 1,
          2000, File No. 33-14567).

          (4) Amendment No. 3 to the Distribution Agreement between American
          Century Variable Portfolios II, Inc. and American Century Investment
          Services, Inc., dated March 1, 2001 (filed electronically as Exhibit
          e4 to Post-Effective Amendment No. 36 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (5) Amendment No. 4 to the Distribution Agreement between American
          Century Variable Portfolios II, Inc. and American Century Investment
          Services, Inc., dated April 30, 2001 (filed electronically as Exhibit
          e5 to Post-Effective Amendment No. 36 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (6) Amendment No. 5 to the Distribution Agreement between American
          Century Variable Portfolios II, Inc. and American Century Investment
          Services, Inc., dated May 24, 2001 (filed electronically as Exhibit e6 to Post-Effective Amendment No. 21 to the Registration Statement of
          American Century Capital Portfolios, Inc. on July 30, 2001, File No.
          33-64872).

          (7) Amendment No. 6 to the Distribution Agreement between American
          Century Variable Portfolios II, Inc. and American Century Investment
          Services, Inc., dated August 1, 2001 (filed electronically as Exhibit
          e7 to Post-Effective Amendment No. 21 to the Registration Statement of
          American Century Capital Portfolios, Inc. on July 30, 2001, File No.
          33-64872).

          (8) Amendment No. 7 to the Distribution Agreement between American
          Century Variable Portfolios II, Inc. and American Century Investment
          Services, Inc., dated December 3, 2001 (filed electronically as
          Exhibit e8 to Post-Effective Amendment No. 16 to the Registration
          Statement of American Century Investment Trust on November 30, 2001,
          File No. 33-65170).

          (9) Amendment No. 8 to the Distribution Agreement between American
          Century Variable Portfolios II, Inc. and American Century Investment
          Services, Inc., dated March 1, 2002, (filed electronically as Exhibit
          e9 to the Registration Statement of American Century Mutual Funds on
          February 28, 2002, File No. 2-14213).

          (10) Amendment No. 9 to the Distribution Agreement between American
          Century Variable Portfolios II, Inc. and American Century Investment
          Services, Inc., dated March 6, 2002, (filed electronically as Exhibit
          e10 to the Registration Statement of American Century Mutual Funds on
          February 28, 2002, File No. 2-14213).

(f)       Not applicable.

(g)       (1) Global Custody Agreement between The Chase Manhattan Bank and the
          Twentieth Century and Benham Funds, dated August 9, 1996 (filed electronically as Exhibit 8 to Post-Effective Amendment No. 31 to the
          Registration Statement of American Century Government Income Trust, on
          February 7, 1997, File No. 2-99222).

          (2) Amendment to Global Custody Agreement between The Chase Manhattan
          Bank and the Twentieth Century and Benham Funds, dated December 9,
          2000 (filed electronically as Exhibit g2 to Pre-Effective Amendment
          No. 2 to the Registration Statement of the Registrant, File No.
          333-46922, filed on January 9, 2001).

          (3) Master Agreement by and between American Century Services
          Corporation (formerly known as Twentieth Century Services, Inc.) and
          Commerce Bank, N.A. dated January 22, 1997 (filed electronically as
          Exhibit 8e to Post-Effective Amendment No. 76 to the Registration
          Statement of American Century Mutual Funds, Inc. on February 28, 1997,
          File No. 33-14213).

(h)       (1) Transfer Agency Agreement between American Century Variable
          Portfolios II, Inc. and American Century Services Corporation, dated
          August 1, 1997 (filed electronically as Exhibit 9 to Post-Effective
          Amendment No. 33 to the Registration Statement of American Century
          Government Income Trust on July 31, 1997, File No. 2-99222).

          (2) Amendment dated March 9, 1998 to the Transfer Agency Agreement between American Century Variable Portfolios II, Inc. and American
          Century Services Corporation (filed electronically as Exhibit 9 to
          Post-Effective Amendment No. 23 to the Registration Statement of
          American Century Municipal Trust on March 26, 1998, File No. 2-91229).

          (3) Amendment No. 1 dated June 29, 1998 to the Transfer Agency
          Agreement between American Century Variable Portfolios II, Inc. and
          American Century Services Corporation (filed electronically as Exhibit
          9b to Post-Effective Amendment No. 23 to the Registration Statement of
          American Century Quantitative Equity Funds, File No. 33-19589).

          (4) Amendment No. 2 dated November 20, 2000 to the Transfer Agency
          Agreement between American Century Variable Portfolios II, Inc. and
          American Century Services Corporation (filed electronically as Exhibit
          h4 to Post-Effective Amendment No. 30 to the Registration Statement of
          American Century California Tax-Free and Municipal Funds filed on
          December 29, 2000, File No. 2-82734).

          (5) Amendment No. 3 to the Transfer Agency Agreement between American
          Century Variable Portfolios II, Inc. and American Century Services
          Corporation, dated August 1, 2001 (filed electronically as Exhibit h5 to Post-Effective Amendment No. 44 to the Registration Statement of
          American Century Government Income Trust on July 31, 2001, File No.
          2-99222).

          (6) Amendment No. 4 to the Transfer Agency Agreement between American
          Century Variable Portfolios II, Inc. and American Century Services
          Corporation, dated December 3, 2001 (filed electronically as Exhibit
          h6 to Post-Effective Amendment No. 16 to the Registration Statement of
          American Century Investment Trust on November 30, 2001, File No.
          33-65170).

          (7) Credit Agreement between American Century Funds and The Chase
          Manhattan Bank, as Administrative Agent dated December 18, 2001 (filed electronically as Exhibit h7 to Post-Effective Amendment No. 33 to the
          Registration Statement of American Century California Tax-Free and
          Municipal Funds on December 28, 2001, File No. 2-82734).

(i)       Opinion and Consent of Counsel (filed electronically as Exhibit i to the Initial Registration Statement on September 29, 2000, File No.
          333-46922).

(j)       (1) Consent of PricewaterhouseCoopers LLP.

          (2) Power of Attorney dated September 15, 2000 (filed electronically as Exhibit j2 to the Initial Registration Statement on September 29,
          2000, File No. 333-46922).

(k)       Not applicable.

(l)       Not applicable.

(m)       Not applicable.

(n)       Not applicable.

(o)       Not applicable.

    (p) (1) American Century Investments Code of Ethics (filed electronically as
Exhibit p1 to Post-Effective Amendment No. 30 to the Registration Statement of
American Century California Tax-Free and Municipal Funds filed on December 29,
2000, File No. 2-82734).

ITEM 24.  Persons Controlled by or Under Common Control with Registrant - None.

ITEM 25.  Indemnification
          The Registrant is a Maryland corporation. Section 2- 418 of the
Maryland General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

          Article IX of the Registrant's Articles of Incorporation, requires the indemnification of the Registrant's directors and officers to the extent permitted by Section 2-418 of the Maryland General Corporation Law, the
Investment Company Act of 1940 and all other applicable laws.

          The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

ITEM 26. Business and Other Connections of Investment Advisor.

American Century Investment Management, Inc., the investment manager to each of the Registrant's Funds, is engaged in the business of managing investments for deferred compensation plans and other institutional investors.

ITEM 27.   Principal Underwriter.

I.  (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

          ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

          (b) The following is a list of the executive officers and partners of
ACIS:

Name and Principal         Positions and Offices       Positions and Offices
Business Address*          with Underwriter            with Registrant
--------------------------------------------------------------------------------
W. Gordon Snyder           Chief Executive Officer                 none
                           and President

James E. Stowers III       Co-Chairman and Director              Director

William M. Lyons           Executive Vice President              President
                           and Director

Robert T. Jackson          Executive Vice President              Executive Vice
                           and Chief Financial Officer           President and
                                                                 Chief Financial
                                                                 Officer

Kevin Cuccias              Senior Vice President                    none

Joseph Greene              Senior Vice President                    none

Brian Jeter                Senior Vice President                    none

Mark Killen                Senior Vice President                    none

Dave Larrabee              Senior Vice President                    none

Tom Kmak                   Senior Vice President                    none

Barry Mayhew               Senior Vice President                    none

David C. Tucker            Senior Vice President          Senior Vice President
                           and General Counsel

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

          (c) Not applicable.

ITEM 28.   Location of Accounts and Records.

           All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, American Century Services Corporation and American
Century Investment Management, Inc., all located at American Century Tower, 4500
Main Street, Kansas City, Missouri 64111.

ITEM 29.   Management Services - Not applicable.

ITEM 30.   Undertakings - Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, American Century Variable Portfolios II, Inc.,
the Registrant, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 2 to its Registration Statement pursuant to
Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of
Missouri on the 25th day of April, 2002.

                           American Century Variable Portfolios II, Inc.
                           (Registrant)

                           By:/*/William M. Lyons
                           President and Principal Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this
Post-Effective Amendment No. 2 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                              Title                      Date
---------                              -----                      ----
*William M. Lyons                    President and            April 25, 2002
---------------------------------    Principal Executive
William M. Lyons                     Officer

*Maryanne Roepke                     Senior Vice President,   April 25, 2002
---------------------------------    Treasurer and Chief
Maryanne Roepke                      Accounting Officer

*James E. Stowers III                Director and             April 25, 2002
---------------------------------    Chairman of the Board
James E. Stowers III

*Albert A. Eisenstat                 Director                 April 25, 2002
---------------------------------
Albert A. Eisenstat

*Ronald J. Gilson                    Director                 April 25, 2002
---------------------------------
Ronald J. Gilson

*Myron S. Scholes                    Director                 April 25, 2002
---------------------------------
Myron S. Scholes

*Kenneth E. Scott                    Director                 April 25, 2002
---------------------------------
Kenneth E. Scott

*Jeanne D. Wohlers                   Director                 April 25, 2002
---------------------------------
Jeanne D. Wohlers

/s/Janet A. Nash
*by Janet A. Nash,  Attorney in Fact (pursuant to a Power of Attorney dated
September 15, 2000).